TAX-FREE HIGH GRADE PORTFOLIO TARGET MATURITY FUND FOR PUERTO RICO RESIDENTS, INC.

AMENDED AND RESTATED INVESTMENT ADVISORY AGREEMENT

Amended and Restated Investment Advisory Agreement (the “Agreement”) made and entered into as of May 12, 2021, by and between Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc. (the “Fund”), a corporation organized under the laws of the Commonwealth of Puerto Rico and a management investment company currently registering under the Investment Company Act of 1940, as amended (the “1940 Act”), and UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico (the “Adviser”), the Fund’s investment adviser, currently registering under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

WHEREAS, the Fund and the Adviser initially entered into the Investment Advisory Agreement as of January 29, 2003, when the Fund was registered under the Puerto Rico Investment Companies Act and subject to the rules and regulations thereunder;

WHEREAS, the Fund is registered under the 1940 Act as a closed-end management investment company and the Adviser is registered under the Advisers Act;

WHEREAS, the Fund desires to retain the Adviser as investment adviser to furnish investment advisory services to the Fund; and

WHEREAS, the Adviser has full capacity and is willing to provide investment advisory services to the Fund on the terms and conditions set forth herein.

NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows.

1.                  Appointment.  The Fund hereby appoints the Adviser as investment adviser of the Fund for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to render the services set forth herein for the compensation provided herein.

2.                  Duties as Investment Adviser.

(a)               Subject to the supervision of the Fund’s Board of Directors (the “Board”), the Adviser will provide a complete and continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents of the Fund.

(b)               The Adviser agrees that in placing orders with brokers and dealers, it will attempt to obtain the best net price and most favorable execution, provided that, subject to the provisions of the 1940 Act, the Securities Exchange Act of 1934, as amended (the "Exchange Act") and to the extent permitted by the Securities and Exchange Commission, (the “SEC”), the Adviser may purchase and sell portfolio securities to and from brokers who provide the Adviser with research analysis, statistical or pricing advice, or similar services.  The Adviser will consider the

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full range and quality of a broker’s or dealer’s services. Factors considered by the Adviser in selecting brokers and dealers may include the following:  price, the broker’s or dealer’s facilities, the broker’s or dealer’s reliability and financial responsibility, the ability of the broker or dealer to effect securities transactions, particularly with regard to such aspects as timing, order size and execution of orders, and the research and other services provided by that broker or dealer to the Adviser, notwithstanding that the Fund may not be the direct or exclusive beneficiary of those services. The Adviser will not be obligated to seek in advance competitive bidding or the most favorable commission rate applicable to any particular transaction for the Fund or to select any broker or dealer on the basis of its “posted” commission rate. The Adviser may cause the Fund to pay a commission for effecting a transaction for the Fund in excess of the amount another broker or dealer would have charged for effecting the transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and/or research services provided by the broker or dealer to the Adviser. Research services furnished by the brokers or dealers through which the Fund effects securities transactions may be used by the Adviser in advising its other clients (including persons affiliated with the Adviser), and conversely, such research services furnished to the Adviser in connection with other clients may be used in advising the Fund.  The Adviser will seek to allocate the opportunity to purchase or sell a security or other investment among advisory clients in accordance with the Adviser’s trade allocation policies and procedures so that accounts with like investment strategies are treated fairly and equitably over time. In the event it is not possible to obtain the same price or time of execution for all of the securities or other investments purchased or sold for the Fund, transactions for the Fund may be reported by using the average price of these transactions. The Adviser may purchase or sell the same security for more than one client on an aggregated basis to obtain a favorable price to the extent permitted by applicable law.  These orders may be averaged as to price and allocated as to amount according to each client’s daily purchase or sale orders or upon some other basis deemed equitable by the Adviser.

(c)               Subject to the provisions of the 1940 Act, the Exchange Act and to the extent permitted by the SEC, the Adviser may engage on behalf of the Fund in securities and other transactions with its affiliates (or other dealers) and transactions in securities for which one of its affiliates is a member of the underwriting syndicate.  In no instance will portfolio securities or other investments be purchased from or sold to the Adviser or any of its affiliates or with any party with whom the Adviser has entered into an agreement pursuant to Section 5 of this Agreement or affiliated person thereof, except in accordance with applicable law and the policies and procedures adopted by the Board.

(d)               In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Adviser hereby agrees that all records which it maintains for the Fund are the property of the Fund and further agrees to surrender promptly to the Fund any such records upon the Fund’s request. Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

(e)               The Adviser will provide the Fund’s administrator with any assistance regarding the valuation of the Fund’s portfolio investments as the latter may reasonably request.

3.                  Custodian.  The Adviser is authorized, in its capacity as investment adviser, to give instructions to the Fund’s custodian with respect to all investment decisions regarding the Fund.

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4.                  Further Duties.  In all matters relating to the performance of this Agreement, the Adviser will act in conformity with the Fund’s Certificate of Incorporation (the “Certificate”), as the Certificate may be amended from time to time, By-Laws, Code of Ethics, policies and procedures adopted by the Board, the then current prospectus, the 1940 Act and the rules and regulations thereunder, the Exchange Act and the rules and regulations thereunder, and any other applicable laws and regulations of the United States and Puerto Rico.

5.                  Retention by the Adviser of a Sub‑Investment Adviser.  The Adviser may from time to time, in its sole discretion to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of the Adviser, to perform investment advisory services with respect to the Fund; provided, however, that the compensation of such person or persons shall be paid by the Adviser and that the Adviser shall be as fully responsible to the Fund for the acts and omissions of any sub-adviser as it is for its own acts and omissions. The Adviser may terminate any or all sub-advisers in its sole discretion at any time to the extent permitted by applicable law. The Adviser will disclose fully to the Board in advance the terms of any agreement entered into pursuant to this Section including, but not limited to, the compensation to be paid, and will notify the Board in advance of any change in the terms of such agreement.

6.                  Services Not Exclusive.  The services furnished by the Adviser hereunder are not to be deemed exclusive and the Adviser shall be free to furnish smiler services to others so long as its services under this Agreement are not materially impaired thereby. Nothing in this Agreement shall limit or restrict the right of any director, officer, or employee of the Adviser, who may also be a director, officer, or employee of the Fund, to engage in any other business or to devote his or her time and attention in pan to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature.

7.                  Expenses.

(a)               During the term of this Agreement, the Fund will bear all expenses incurred in the Fund’s operations and the offering of the Fund’s shares or any debt securities, except for such expenses specifically assumed by the Adviser.

(b)               Expenses borne by the Fund will include but are not be limited to the following (which shall be in addition to the fees payable to and expenses incurred on behalf of the Fund by the Adviser under this Agreement) (1) the costs (including brokerage commissions, if any) of securities purchased or sold by the Fund and any losses incurred in connection  therewith, (2) organizational expenses, including legal expenses, of the Fund; (3) filing fees and expenses relating to the registration of the Fund under the 1940 Act, (4) fees and salaries payable to directors who are independent of the Adviser and any party retained pursuant to Section 5 hereof or their affiliates, (5) all expenses incurred in connection with such directors’ services, including travel expenses, (6) taxes (including any income or franchise taxes) and governmental fees (including transfer taxes), (7) costs of any liability, uncollectible items of deposit and insurance or fidelity bonds, (8) any costs, expenses or losses arising out of a liability or claim for damages or other relief asserted against the Fund for violation of any law, (9) Fund legal fees and disbursements, including legal fees of special counsel for the independent directors, if one is retained, (10) accounting and auditing expenses (other than those incurred in providing comfort to the underwriter in connection with the initial public offering of the Fund’s shares or an offering of

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debt securities), (11) fees and disbursements of custodians and securities depositories, administrator, transfer agent, dividend disbursing agent and registrar, and other agents, (12) expenses of printing and distributing reports to shareholders, (13) any extraordinary expenses, including reasonable fees and disbursements of litigation counsel and indemnification expenses incurred by the Fund, (14) fees, voluntary assessments and other expenses incurred in connection with membership in investment company or trade organizations, (15) costs of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof, (16) the cost of investment company literature and other publications provided to directors and officers, (17) costs of mailing, stationary and communications equipment, (18) interest charged on borrowings; and (19) the cost of preparing, printing and mailing certificates, if any, representing the Fund’s shares or debt securities.

(c)               The Fund may pay directly any expense incurred by it in its normal operations and, if any such payment is consented to by the Adviser and acknowledged as otherwise payable by the Adviser pursuant to this Agreement, the Fund may reduce the fee payable to the Adviser pursuant to Section 8 hereof by such amount.  To the extent that such deductions exceeds the fee payable to the Adviser on any monthly payment date, such excess shall be carried forward and deducted in the same manner from the fee payable on succeeding monthly payment dates.

(d)               The Adviser agrees to pay all of its own expenses incurred in connection with this Agreement, including any compensation for services provided to the Fund by the directors, officers, or employees of the Fund who are affiliated with the Adviser or its affiliates or any person hired pursuant to Section 5 hereof.

(e)               The payment or assumption by the Adviser of any expense of the Fund that the Adviser is not required by this Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Fund on any subsequent occasion.

8.                  Compensation.

(a)               For the services provided and the expenses assumed pursuant to this Agreement, the Fund will pay the Adviser and the Adviser will accept as full compensation therefor a fee at the annual rates set forth on Appendix A attached hereto, as such appendix may be amended from time to time upon agreement in writing of the parties hereto.

(b)               The fee shall be accrued weekly and payable monthly to the Adviser on or before the last business day of the next succeeding calendar month.

(c)               If this Agreement becomes effective or terminates before the end of any month, the fees for the period from the effective date to the end of the month or from the beginning of such month to the date of termination, as the case may be, shall be prorated according to the proportion which such period bears to the full month in which such effectiveness or termination occurs.

9.                  Confidentiality.  The Adviser will treat confidentially and as proprietary information of the Fund all records and other information relative to the Fund, any of the Fund’s prior, current or potential shareholders or noteholders, and will not use such records, and information for any purpose other than performance of its responsibilities and duties hereunder,

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except after prior notification to and approval in writing by the Fund, which approval shall not be unreasonably withheld and may not be withheld where Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Fund.

10.              Limitation of Liability of the Adviser.  The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties under this Agreement. The Adviser may rely on any notice or communication (written or oral) by an authorized person of the Fund reasonably believed by it to be genuine.  These limitations shall not relieve the Adviser from any responsibility, obligation, or duty that the Adviser may have under state statutes, the laws of Puerto Rico, or any federal securities law which is not waivable.  Any person, even though also an officer, partner, employee, or agent of the Adviser, who may be or become a director, officer, employer, or agent of the Fund shall be deemed, when rendering services to the Fund or acting with respect to any business of the Fund, to be rendering such service to or acting solely for the Fund and not as a director employee, or agent or one under the control or direction of the Adviser even though paid by it.  Nothing herein shall be deemed a waiver of any rights which the Fund may have pursuant to applicable securities laws or regulations.

11.              Duration and Termination.

(a)               This Agreement shall become effective upon the date first above written, provided that this Agreement shall not take effect unless it has first been approved by a majority of the directors of the Fund, including a majority of the independent directors in accordance with the requirements of the 1940 Act and the rules and regulations thereunder.

(a)               Unless sooner terminated as provided herein, this Agreement shall continue in effect for one year from its effective date. Thereafter if not terminated, this Agreement shall continue for successive annual periods, provided that such continuance is specifically approved at least annually (a) by vote of a majority of those members of the Board who are not interested persons of any party to this Agreement, cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for the purpose of voting on such approval, and (b) by the Board or by vote of a majority of the outstanding voting securities of the Fund.

(b)               Notwithstanding the foregoing, this Agreement may be terminated at any time, without the payment of penalty, by unanimous vote of the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to the Adviser or by the Adviser at any time, without the payment of any penalty, on 60 days’ written notice to the Fund.

(c)               This Agreement will automatically terminate in the event of its assignment. As used in this Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” shall have the same meanings as such terms in the 1940 Act.

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12.              Amendment of this Agreement.  No provision of this Agreement may be changed, waived, discharged or terminated orally except by an instrument signed by the party against which enforcement of the change, waiver, discharge or termination is sought. Any amendment of this Agreement shall be subject to the 1940 Act.

13.              Governing Law.  This Agreement shall be construed in accordance with the laws of the Commonwealth of Puerto Rico and in accordance with the applicable provisions of the 1940 Act.

14.              Miscellaneous. The captions in this Agreement arc included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.  This Agreement shall be binding upon and shall inure to the benefit of the panics hereto and their respective successors.

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IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated as of the day and year first above written.

TAX-FREE HIGH GRADE PORTFOLIO TARGET MATURITY FUND FOR PUERTO RICO RESIDENTS, INC.	UBS ASSET MANAGERS OF pUERTO RICO, a division of UBS Trust Company of Puerto Rico
By: Name: Carlos V. Ubiñas Title: President	By: Name: Leslie Highley, Jr. Title: Managing Director

TAX-FREE HIGH GRADE PORTFOLIO TARGET MATURITY FUND FOR PUERTO RICO RESIDENTS, INC.	UBS ASSET MANAGERS OF pUERTO RICO, a division of UBS Trust Company of Puerto Rico
By: Name: Liana Loyola Title: Secretary	By: Name: William Rivera Title: Executive Director

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Appendix A

The Fund will pay to the Adviser, as investment adviser, an annual fee of 0.75% of the Funds average weekly gross assets (including assets purchased with the proceeds of leverage). For purposes of calculating the advisory fee hereunder, the Fund’s gross assets shall be calculated pursuant to the procedures adopted by resolutions of the Board for calculating the value of the Fund’s assets or delegating such calculations to third parties.

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